Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111

415-315-6300

F 415-315-6350

October 12, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	HighMark Funds (the “Trust”) (File Nos. 033-12608 and 811-05059)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the forms of the prospectus and statement of additional information relating to Class U Shares of HighMark Value Momentum Fund, a series of the Trust, dated October 7, 2011, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 71 to the Trust’s Registration Statement under the Securities Act and Amendment No. 73 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 71/73”), as filed electronically with the Securities and Exchange Commission on October 6, 2011. Amendment No. 71/73 became effective on October 7, 2011.

Please do not hesitate to contact the undersigned (415-315-6366) with any comments or questions you might have.

Very truly yours,

/s/ Colleen B. Meyer

Colleen B. Meyer